Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Thompson LargeCap Fund | Thompson LargeCap Fund
Prospectus [Line Items]
Average Annual Return, Percent	27.10%	14.34%	13.94%
Thompson LargeCap Fund | Thompson LargeCap Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	25.50%	12.52%	12.87%
Thompson LargeCap Fund | Thompson LargeCap Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	17.19%	11.16%	11.49%
Thompson LargeCap Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Thompson MidCap Fund | Thompson MidCap Fund
Prospectus [Line Items]
Average Annual Return, Percent	20.10%	10.77%	10.54%
Thompson MidCap Fund | Thompson MidCap Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.64%	8.50%	8.84%
Thompson MidCap Fund | Thompson MidCap Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.68%	8.20%	8.29%
Thompson MidCap Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Thompson MidCap Fund | Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	10.60%	8.67%	11.01%
Thompson Bond Fund | Thompson Bond Fund
Prospectus [Line Items]
Average Annual Return, Percent	7.98%	4.79%	4.44%
Thompson Bond Fund | Thompson Bond Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.85%	2.83%	2.66%
Thompson Bond Fund | Thompson Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.70%	2.82%	2.64%
Thompson Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Thompson Bond Fund | Bloomberg U.S. Govt./Credit 1-5 year Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	6.11%	1.56%	2.17%
Thompson Bond Fund | Bloomberg U.S. Credit 1-5 year Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	6.74%	2.15%	2.84%